S000001247 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
STOCK INDEX FUND
Prospectus [Line Items]
Average Annual Return, Percent	24.93%	14.42%	13.00%
STOCK INDEX FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	24.02%	13.32%	11.97%
STOCK INDEX FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.16%	11.33%	10.50%